Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
TEMPO AUTOMATION INC
Convertible Preferred Stock
(12)	Convertible Preferred Stock

As of December 31, 2021 and 2020, the Company’s preferred stock of $0.00001 par value consisted of the following (in thousands, except share data):

	As of December 31, 2021
				Aggregate
	Authorized	Shares issued and	Capital	liquidation
	shares	outstanding	Raised	preference
Shares designated as:
Series A Preferred Stock	7,048,031	6,963,183	$8,000	$8,000
Series A‑1 Preferred Stock	1,528,501	1,528,501	502	502
Series A‑2 Preferred Stock	1,541,170	1,541,170	760	760
Series B Preferred Stock	7,358,928	7,320,385	20,000	20,180
Series C Preferred Stock	12,083,866	10,669,200	40,000	40,000
Series C‑1 Preferred Stock	1,497,748	1,497,748	5,054	5,054
	31,058,244	29,520,187	$74,316	$74,496

	As of December 31, 2020
				Aggregate
	Authorized	Shares issued and	Capital	liquidation
	shares	outstanding	Raised	preference
Shares designated as:
Series A Preferred Stock	7,048,031	6,963,183	$8,000	$8,000
Series A‑1 Preferred Stock	1,528,501	1,528,501	502	502
Series A‑2 Preferred Stock	1,541,170	1,541,170	760	760
Series B Preferred Stock	7,397,470	7,320,385	20,000	20,180
Series C Preferred Stock	10,669,200	10,669,200	40,000	40,000
Series C‑1 Preferred Stock(1)	1,497,748	1,497,748	5,054	5,054
Series C‑2 Preferred Stock	10,300,550	—	—	—
	39,982,670	29,520,187	$74,316	$74,496
(1)	These shares were issued through a conversion of the $5.0 million convertible note in April 2019.

Significant rights and preferences of the outstanding preferred stock are as follows:

Conversion – All of the preferred stock instruments are convertible at the option of the holder at any time, or immediately upon the closing of a firm-commitment underwritten public offering in which the gross cash proceeds to the Company are at least $50.0 million. Given that the conversion price is fixed, the Company would issue a fixed number of shares of common stock to settle the preferred stock, unless a down round of common stock is issued, in which case the conversion price would be adjusted to maintain the value of preferred stock converted to common stock.

The conversion price shall mean $1.15 per share for each share of the Series A preferred stock, $0.33 per share for each share of the Series A-l preferred stock, $0.49 per share for each share of the Series A-2 preferred stock, $2.76 per share for each share of the Series B preferred stock, $3.75 per share for each share of the Series C preferred stock, $3.37 per share for each share of the Series C-l preferred stock, and $4.85 per share for each share of the Series C-2 preferred stock.

Redemption – The preferred stock does not contain any mandatory redemption features.; however, they may be redeemed upon an event, including liquidation, sale, or transfer of the Company, that is not solely within the control of the Company as the preferred stockholders control the Board. As such, the convertible preferred stock is classified as mezzanine equity in the accompanying financial statements.

Dividends – Dividends will not be paid unless declared by the Board. For any other dividends or similar distributions, preferred stock participates with Common Stock on an as-converted basis.

Liquidation Preference – In the event of a liquidation event, holders of all other series of preferred stock are entitled to receive on a pari passu basis, in preference to the holders of the common stock, a per share amount equal to the greater of their stated liquidation preference plus any declared but unpaid dividends, or the amount such holders would have received had they converted their preferred stock into common stock immediately prior to such event. Any remaining assets shall be distributed among the holders of common stock pro rata, based on the number of shares of common stock held by each.

Voting – The holder of each share of preferred stock shall have the right to one vote for each share of Common Stock into which such preferred stock could then be converted, and with respect to such vote, such holder shall have full voting rights and powers equal to the voting rights and powers of the holders of Common Stock.